Discontinued Operations (Details) € in Thousands, £ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 05, 2016 USD ($)	Jul. 05, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 05, 2016 EUR (€)	Jul. 05, 2016 GBP (£)	Jul. 05, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations, net of income taxes			$ 2,351	$ 0	$ 0
Capital expenditure, discontinued operations		$ 31,537
Digital Realty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, including discontinued operation, consideration						€ 304,564	£ 376,171	$ 827,314
Telecity Group plc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of discontinued operations, net of income taxes	$ 2,351